Notes to the statement of financial position - Equity, treasury shares (Details) € / shares in Units, $ / shares in Units, € in Thousands	1 Months Ended			9 Months Ended	12 Months Ended
	Mar. 31, 2016 $ / shares shares	Feb. 29, 2016 $ / shares shares	Jan. 31, 2016 $ / shares shares	Dec. 31, 2016 $ / shares shares	Dec. 31, 2016 EUR (€) € / shares shares	Dec. 31, 2016 $ / shares shares	Jan. 15, 2016 USD ($)
Subclassifications of assets, liabilities and equities [abstract]
Share repurchase plan, amount authorised for repurchase (up to) | $							$ 20,000,000
Total Number of Shares Purchased	10,600	199,874	104,438	0	314,912
Average Price Paid per Share (per Share) | (per share)	$ 12.9293	$ 12.3170	$ 11.1647	$ 0.0000	€ 10.8441	$ 11.9555
Maximum approximate Dollar Value of shares that may yet be purchased under the Program as of December 31, 2016	16,235,072	16,372,123	18,833,978	16,235,072	16,235,072	16,235,072
Purchase of treasury shares | €					€ 3,415